CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net income	$ 4,551	$ 3,338
Other income and gains	(1,180)	(482)
Share of undistributed equity accounted earnings	(481)	(618)
Fair value changes	(421)	130
Depreciation and amortization	2,345	2,020
Deferred income taxes	327	(558)
Investments in residential inventory	19	(243)
Net change in non-cash working capital balances	(1,155)	(504)
Cash flows from (used in) operating activities	4,005	3,083
Financing activities
Corporate borrowings arranged	1,284	869
Corporate borrowings repaid	(434)	(232)
Commercial paper and bank borrowings, net	103	(171)
Non-recourse credit facilities, net	819	(1,690)
Subsidiary equity obligations issued	419	9
Subsidiary equity obligations redeemed	347	177
Subsidiary equity obligations issued	26,251	23,826
Subsidiary equity obligations redeemed	(21,636)	(20,373)
Capital provided from non-controlling interests	9,488	10,554
Capital repaid to non-controlling interests	(2,295)	(2,905)
Distributions to non-controlling interests	(4,907)	(2,163)
Distributions to shareholders	(685)	(633)
Cash flows from (used in) financing activities	8,185	6,993
Acquisitions
Investment properties	(2,114)	(1,969)
Property, plant and equipment	(1,690)	(1,472)
Equity accounted investments	(2,718)	(1,237)
Financial assets and other	(4,623)	(3,747)
Acquisition of subsidiaries	(10,336)	(9,442)
Dispositions
Investment properties	2,906	4,014
Property, plant and equipment	66	65
Equity accounted investments	889	1,050
Financial assets and other	2,843	3,955
Disposition of subsidiaries	2,834	360
Restricted cash and deposits	549	(134)
Cash flows from (used in) investing activities	(11,394)	(8,557)
Cash and cash equivalents
Change in cash and cash equivalents	796	1,519
Net change in cash classified within assets held for sale	(20)	0
Foreign exchange revaluation	64	6
Balance, beginning of year	4,299	2,774
Balance, end of year	5,139	4,299
Supplemental cash flow disclosures
Income taxes paid	402	371
Interest paid	3,374	3,062
Preferred equity
Financing activities
Equity issued	241	219
Equity redeemed	(7)	(6)
Common equity
Financing activities
Equity issued	15	14
Equity redeemed	$ (124)	$ (148)